Subsequent Event - Additional Information (Detail) $ in Millions	May 31, 2020 USD ($)
Maximum | Subsequent Event [Member] | Class C Common Stock | Private Placement
Subsequent Event [Line Items]
Common stock purchase	$ 100.0